Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Init Serv Serv 2 | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Money Market Portfolio
April 30, 2015
Prospectus

At a special shareholder meeting of Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective in the fourth quarter of 2015.